CONTRACTUAL OBLIGATIONS (Details) $ in Thousands	Dec. 31, 2019 ARS ($) $ / $
Contractual commitments [abstract]
Contractual commitments	$ 52,494,724	[1],[2]
Due Less than One Year [Member]
Contractual commitments [abstract]
Contractual commitments	90,363	[1],[2]
Less than One year [Member]
Contractual commitments [abstract]
Contractual commitments	4,339,021	[1],[2]
1-2 Years [Member]
Contractual commitments [abstract]
Contractual commitments	13,476,650	[1],[2]
3-5 Years [Member]
Contractual commitments [abstract]
Contractual commitments	33,873,004	[1],[2]
More than 5 Years [Member]
Contractual commitments [abstract]
Contractual commitments	715,686	[1],[2]
Financial Indebtedness [Member]
Contractual commitments [abstract]
Contractual commitments	$ 42,089,583	[2]
Exchange rate (in Ps. per dollars) | $ / $	59.89
Financial Indebtedness [Member] | Due Less than One Year [Member]
Contractual commitments [abstract]
Contractual commitments	$ 0	[2]
Financial Indebtedness [Member] | Less than One year [Member]
Contractual commitments [abstract]
Contractual commitments	3,048,790	[2]
Financial Indebtedness [Member] | 1-2 Years [Member]
Contractual commitments [abstract]
Contractual commitments	6,063,863	[2]
Financial Indebtedness [Member] | 3-5 Years [Member]
Contractual commitments [abstract]
Contractual commitments	32,976,930	[2]
Financial Indebtedness [Member] | More than 5 Years [Member]
Contractual commitments [abstract]
Contractual commitments	0	[2]
Purchase Obligations [Member]
Contractual commitments [abstract]
Contractual commitments	7,358,968	[1]
Purchase Obligations [Member] | Due Less than One Year [Member]
Contractual commitments [abstract]
Contractual commitments	0	[1]
Purchase Obligations [Member] | Less than One year [Member]
Contractual commitments [abstract]
Contractual commitments	842,255	[1]
Purchase Obligations [Member] | 1-2 Years [Member]
Contractual commitments [abstract]
Contractual commitments	6,516,713	[1]
Purchase Obligations [Member] | 3-5 Years [Member]
Contractual commitments [abstract]
Contractual commitments	0	[1]
Purchase Obligations [Member] | More than 5 Years [Member]
Contractual commitments [abstract]
Contractual commitments	0	[1]
Financial Leases [Member]
Contractual commitments [abstract]
Contractual commitments	3,046,173
Financial Leases [Member] | Due Less than One Year [Member]
Contractual commitments [abstract]
Contractual commitments	90,363
Financial Leases [Member] | Less than One year [Member]
Contractual commitments [abstract]
Contractual commitments	447,976
Financial Leases [Member] | 1-2 Years [Member]
Contractual commitments [abstract]
Contractual commitments	896,074
Financial Leases [Member] | 3-5 Years [Member]
Contractual commitments [abstract]
Contractual commitments	896,074
Financial Leases [Member] | More than 5 Years [Member]
Contractual commitments [abstract]
Contractual commitments	$ 715,686

[1]	Corresponds to purchase of natural gas contracts for the processing of liquids.
[2]	Corresponds to the cancellation of principal and interest of the financial indebtedness. For further information, see Note 13.